Commitments and Contingencies (Details Narrative)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Sep. 30, 2018 USD ($) ft²	Oct. 31, 2018 ft²
Area of lease | ft²	3,906	3,906
Arizona [Member]
Area of lease | ft²	1,005	1,005	3,859
February 28, 2019 [Member]
Current rental rate	$ 7,542	$ 7,542
March 1, 2019 [Member]
Current rental rate	7,705	7,705
April 1, 2019 through March 31, 2020 [Member]
Current rental rate	7,705	7,705
April 1, 2020 until March 31, 2021 [Member]
Current rental rate	7,867	7,867
July 31, 2019 [Member] | Arizona [Member]
Current rental rate	1,608	1,608
August 1, 2019 to July 31, 2020 [Member] | Arizona [Member]
Current rental rate	1,656	1,656
August 1, 2020 to July 31, 2021 [Member] | Arizona [Member]
Current rental rate	1,705	$ 1,705
November 1, 2018 to October 31, 2019 [Member] | Arizona [Member]
Current rental rate	77,180
November 1, 2019 to October 31, 2020 [Member] | Arizona [Member]
Current rental rate	6,753
November 1, 2020 to October 31, 2021 [Member] | Arizona [Member]
Current rental rate	$ 7,075